Financial instruments at fair value (Details) - Equity Investment [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value of Investment	$ 395	$ 504
Fair Value, Inputs, Level 1 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value of Investment	395	504
Fair Value, Inputs, Level 2 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value of Investment
Fair Value, Inputs, Level 3 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value of Investment